Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to DiDi Global Inc.	¥ (23,783,321)	$ (3,448,258)	¥ (49,343,664)	¥ (10,514,498)
Accretion of convertible redeemable non-controlling interests to redemption value	(898,649)	(130,292)	(687,617)	(165,047)
Deemed dividends to preferred shareholders upon repurchases of convertible preferred shares | ¥			0	(872)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	¥ (24,681,970)	$ (3,578,550)	¥ (50,031,281)	¥ (10,680,417)
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding*	1,210,979,609	1,210,979,609	657,996,437	106,694,420
Net loss per share attributable to ordinary shareholders
- Basic | (per share)	¥ (20.38)	$ (2.96)	¥ (76.04)	¥ (100.10)
- Diluted | (per share)	¥ (20.38)	$ (2.96)	¥ (76.04)	¥ (100.10)
Share Options, Share options, restricted shares and RSUs
Net loss per share attributable to ordinary shareholders
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share	49,167,693	49,167,693	68,967,807	34,318,101
Preferred shares
Net loss per share attributable to ordinary shareholders
Shares on a weighted average basis are excluded from the calculation of diluted net loss per share			467,932,258	933,318,197